Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share
Income from Continuing Operations									$ 4,184	$ 19,400	$ 12,427
Income attributable to noncontrolling interest									(240)	(315)	(309)
Income from continuing operations attributable to AT&T					1,087	11,539	4,008	2,451	3,944	19,085	12,118
Other share-based payment									11	11	10
Numerator for diluted earnings per share									$ 3,955	$ 19,096	$ 12,128
Weighted average number of common shares outstanding									5,928	5,913	5,900
Stock options									4	3	3
Other share-based payment (in shares)									18	22	21
Denominator for diluted earnings per share									5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T					$ 0.18	$ 1.95	$ 0.68	$ 0.42	$ 0.66	$ 3.23	$ 2.06
Basic earnings per share from discontinued operations attributable to AT&T					$ 0.00	$ 0.13	$ 0.00	$ 0.00	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 0.18	$ 2.08	$ 0.68	$ 0.42	$ 0.66	$ 3.36	$ 2.06
Diluted earnings per share from continuing operations attributable to AT&T					$ 0.18	$ 1.94	$ 0.67	$ 0.41	$ 0.66	$ 3.22	$ 2.05
Diluted earnings per share from discontinued operations attributable to AT&T					$ 0.00	$ 0.13	$ 0.00	$ 0.00	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 0.18	$ 2.07	$ 0.67	$ 0.41	$ 0.66	$ 3.35	$ 2.05
Stock options issued and outstanding	66				130				66	130	178
Shares with exercise prices above average market price									40	100	163
Exercise prices of vested stock options below market price	24								24